Convertible Preferred Stock - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended
	Jan. 24, 2014	Aug. 13, 2013	Dec. 31, 2014	Dec. 31, 2013	Jan. 24, 2014
Class of Stock [Line Items]
Preferred stock, shares authorized			10,000,000	10,000,000
Preferred stock, par value, per share			$ 0.0001	$ 0.0001
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			15,000	15,000
Preferred stock, par value			$ 0.0001	$ 0.0001
Preferred stock, dividend rate per share			7.00%
Preferred stock, face amount			$ 1,000
Fair value of Series A Preferred Stock dividends			$ 2,399,000	$ 8,198,000
Preferred Stock convertible to common stock			2,437.57
Percentage of affiliates owning shares			9.999%
Shares of Series A Preferred Stock exchanged for Series A-1 Preferred Stock			(3,000)	(2,000)
Series A-1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000		10,000	10,000	5,000
Preferred stock, par value, per share			$ 0.0001	$ 0.0001
Preferred stock, dividend rate per share			7.00%
Preferred stock, face amount			$ 1,000
Preferred Stock convertible to common stock			2,437.57
Percentage of affiliates owning shares			9.999%
Shares of Series A Preferred Stock exchanged for Series A-1 Preferred Stock	3,000	2,000	3,000	2,000
Capital distribution			$ 0